Cash and cash equivalents Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Short-term Investments	$ 30.0	$ 10.1
Maturity of Time Deposits	3 months